SHARE CAPITAL AND SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
SHARE CAPITAL AND SHARE BASED COMPENSATION	SHARE CAPITAL AND SHARE BASED COMPENSATIONOur authorized and issued share capital was as follows:
Authorized share capital:

	Successor	Predecessor
(in thousands of $ except per share data)	December 31, 2022	December 31, 2021
400,000,000 (2021: 1,010,000) common shares of $1.00 each	400,000	1,010

Issued share capital:

	Successor	Predecessor
(in thousands of $ except per share data)	2022	2021
53,688,462 (2021: 1,010,000) common shares of $1.00 each	53,688	1,010
(number of shares)
As of January 1,	1,010,000	1,010,000
Cancellation of Predecessor’s shares(1)	(1,000,000)	—
Issuance of Shares to Golar(2)	12,500,000	—
Issuance of shares for Private Placement(3)	27,500,000	—
Issuance of shares of Second Private Placement (4)	13,678,462	—
As of December 31,	53,688,462	1,010,000

(1) Represents cancellation of 1,000,000 shares for Parent's aggregated equity, upon disposal of entities to CoolCo pursuant to the Vessel SPA and ManCo SPA.

(2) Represents issuance of 12,500,000 common shares in the Company amounting to $127.9 million of equity issued to Golar in connection with the transfer of vessels on each respective entity acquisition date pursuant to the Vessel SPA.

(3) Represents the issuance of 27,500,000 common shares during the Private Placement in February 2022 at a price of $10.00 per share raising proceeds of $275.0 million. This was offset by issuance costs totalling $8.3 million. See Note 1.

(4) Represents the issuance of 13,678,462 common shares during the Primary Offering in November 2022 for $166.0 million.

As of December 31, 2022, EPS hold 26,790,545 shares, equivalent to approximately 49.9% of the Company, Golar holds 4,463,846 shares, equivalent to approximately 8.3% of the Company and the public holds the remaining 22,434,071 shares, equivalent to approximately 41.8% of the Company. (see Note 25)

Share Based Compensation

On November 25, 2022, the Board of CoolCo resolved to implement a long-term incentive plan (the “LTIP”) for employees, management and board members of the Company and its affiliates. The overall purpose of the LTIP is to promote the success of the Company for the benefit of its shareholders, by providing a framework for the retention and incentivization of employees using the Company’s equity and thereby aligning their interests with the Company and its affiliates. The LTIP provides for the grant of equity awards, with the intention being for the initial awards to be granted as Share options (“Share Options”) and restricted stock units (the “RSUs”), as further detailed below.
A. Share options

Pursuant to the LTIP, CoolCo granted options 1,088,932 share options to management, key employees and board members of the Company during the year ended December 31, 2022. Each share option, when exercised, carries the right to acquire one share in CoolCo, giving the right to acquire up to in aggregate 1,088,932 shares. The exercise price for the share options is $10.00 per share, being the offer price under the February 2022 private placement. The share options will vest equally over a period of four years and will lapse ten years from the date of their grant if not exercised.

The following assumptions were used to determine fair values of share options granted during the year:

•The assumption for expected future volatility is based primarily on an analysis of volatility of CoolCo’s common shares.

•Where the criteria for using the simplified method are met, we have used this method to estimate the expected term of options based on the vesting period of the award that represents the period options granted are expected to be outstanding. Under the simplified method, the mid-point between the vesting date and the maximum contractual expiration date is used as the expected term. Where the criteria for using the simplified method are not met, we used the contractual term of the options.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions as at grant date are noted in the table below:

2022
Risk free interest rate	4.0%
Expected volatility of common stock	30.0%
Expected dividend yield	0.0%
Expected term of options (in years)	4 years

As at December 31, 2022, 2021 and 2020, the number of options outstanding in respect of CoolCo shares was 1.1 million, nil and nil, respectively.

As of December 31, 2022, the total unrecognized compensation cost amounting to $5.1 million relating to options outstanding is expected to be recognized over a weighted average period of three years.

B. Restricted Stock Units (“RSUs”)

Pursuant to the LTIP, CoolCo granted 112,448 RSUs to certain individuals, including employees of Cool UK, Cool Norway and Cool Croatia during the year ended December 31, 2022. The RSUs will vest equally over a period of four years.

The fair value of the RSU award is estimated using the market price of the Company’s common shares at grant date with expense recognized evenly over the four-year vesting period.